Summary of Significant Accounting Policies - Summary of Receivables (Detail) (AUD)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Accounts receivable	3,799,705	2,167,867	2,282,888
Allowance for doubtful debts	0	0	0
Accounts Receivable, Net, Current, Total	3,799,705	2,167,867	2,282,888